Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 25 – Subsequent Events

(a)	Acquisitions and Other Transactions

On February 22, 2023, the Company acquired a portfolio of gold royalties from Trident for proceeds of $15.6 million, as detailed in Note 4(a).

On February 22, 2023, Marathon exercised its option to buy back 0.5% of the 2.0% NSR covering the Valentine Gold project, as detailed in Note 4(b).

(b)	Canada Revenue Agency Audits

Subsequent to year-end, on March 6, 2023, the CRA expanded its audit up to the 2019 taxation year, as detailed in Note 24.